Investments in affiliated companies	12 Months Ended
Mar. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Investments in affiliated companies
5.	Investments in affiliated companies

The summarized combined financial information that is based on information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements is shown below:

Balance Sheets

	Yen in millions
	March 31
	2016	2017
Current assets	367,465	361,492
Noncurrent assets	773,126	834,765
Current liabilities	245,731	248,450
Noncurrent liabilities and noncontrolling interests	709,134	761,546
Percentage of ownership in equity investees	20%-50%	20%-50%

Statements of Income

	Yen in millions
	Fiscal year ended March 31
	2015	2016	2017
Net revenues	308,399	358,256	387,229
Operating income	34,962	32,884	37,800
Net income (loss) attributable to controlling interests	(5,461)	8,388	11,529
Percentage of ownership in equity investees	20%-50%	20%-50%	20%-50%

On June 29, 2012, an investor group which included a wholly-owned subsidiary of Sony Corporation completed its acquisition of EMI Music Publishing. To effect the acquisition, the investor group formed DH Publishing, L.P. (“DHP”), which acquired EMI Music Publishing for total consideration of 2.2 billion U.S. dollars. Sony invested 320 million U.S. dollars in DHP, through Nile Acquisition LLC, for a 39.8% equity interest. Nile Acquisition LLC is a joint venture with the third-party investor of Sony’s U.S.- based music publishing subsidiary in which Sony holds a 74.9% ownership interest. Sony accounts for its interest in DHP under the equity method. In addition, DHP entered into an agreement with Sony’s U.S.-based music publishing subsidiary in which the subsidiary provides administration services to DHP. DHP was determined to be a variable interest entity (“VIE”) as described in Note 23.

On January 30, 2017, Sony sold 17,302,700 shares of its 127,381,600 shares in its affiliated company M3, Inc. (“M3”) to a third party for cash consideration of 51,968 million yen, which is included within other in the investing activities section of the consolidated statements of cash flows. In connection with the sale, Sony’s share ownership decreased from 39.35% to 34.0% of the issued and outstanding shares of M3 and Sony recorded a gain of 37,167 million yen in other operating expense, net in the consolidated statements of income for the fiscal year ended March 31, 2017. Sony continues to account for its remaining interest in M3 under the equity method. Sony remains a major shareholder of M3 and will continue to pursue opportunities to collaborate with M3 in certain business areas, including medical.

The carrying value of Sony’s investment in M3 exceeded its proportionate share in the underlying net assets of M3 by 95,609 million yen at March 31, 2017. The excess is substantially attributable to the remeasurement to fair value of the remaining shares of M3, and allocated to identifiable tangible and intangible assets. The intangible assets relate primarily to M3’s medical web-portal. The unassigned residual value of the excess is recognized as goodwill as a component of the investment balance. The amounts allocated to intangible assets are amortized net of the related tax effects to equity in net income (loss) of affiliated companies over their respective estimated useful lives, principally 10 years, using the straight-line method.

With the exception of M3 as described above, there was no significant difference between Sony’s proportionate share in the underlying net assets of the investees and the carrying value of investments in affiliated companies at March 31, 2016 and 2017.

Several affiliated companies are listed on the Tokyo Stock Exchange and Sony’s investments in these companies have an aggregate carrying value and fair value of 96,494 million yen and 314,188 million yen, respectively, as of March 31, 2017.

The number of affiliated companies accounted for under the equity method as of March 31, 2016 and 2017 were 102 and 109, respectively.

Account balances and transactions with affiliated companies accounted for under the equity method are presented below. There are no other material transactions or account balances with any other related parties.

	Yen in millions
	March 31
	2016	2017
Accounts receivable, trade	9,740	10,873
Accounts payable, trade	2,044	2,525
Capital lease obligations	21,025	10,105

	Yen in millions
	Fiscal year ended March 31
	2015	2016	2017
Sales	29,393	33,569	31,238
Purchases	1,498	2,259	1,966
Lease payments	36,642	32,291	16,492

Sony entered into sale and leaseback transactions regarding certain machinery and equipment with SFI Leasing Company, Limited (“SFIL”), a leasing company in Japan, in the fiscal years ended March 31, 2015, 2016 and 2017. SFIL is accounted for under the equity method and is 34% owned by Sony. Refer to Note 8.

MITSUI-SOKO Supply Chain Solutions, Inc. is accounted for under the equity method and is 34% owned by Sony as a result of the sale of the logistics business on April 1, 2015. As of the fiscal years ended March 31, 2016 and 2017, account balances with MITSUI-SOKO Supply Chain Solutions, Inc. and its subsidiaries were 4,741 million yen and 4,922 million yen, respectively, which are mainly included in accrued expenses. For the fiscal years ended March 31, 2016 and 2017, transactions were 22,576 million yen and 13,752 million yen, respectively, which are mainly included in general and administrative expenses. Refer to Note 25.

Dividends from affiliated companies accounted for under the equity method for the fiscal years ended March 31, 2015, 2016 and 2017 were 6,149 million yen, 7,282 million yen and 7,970 million yen, respectively.